Note 28 - Commitments and Contingent Liabilities (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingent Liabilities [Abstract]
Irrevocable lending commitments related to COVID-19	€ 12,800	€ 0
Irrevocable payment commitments related to bank levy	€ 916	€ 767